SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total stock-based compensation expense	$ 1,071	$ 1,625	$ 3,345
Cost of Revenue [Member]
Total stock-based compensation expense	30	73	215
Research And Development Expense [Member]
Total stock-based compensation expense	151	736	1,625
Selling And Marketing Expense [Member]
Total stock-based compensation expense	369	495	674
General And Administrative Expense [Member]
Total stock-based compensation expense	$ 521	$ 321	$ 831